Three fund families come together
-------------------------------------
[GRAPHIC]


This summer, the Boards of Directors for Firstar Funds and Mercantile Funds, and the Board of Trustees for Firstar Stellar Funds approved a plan to combine the three fund families together to form Firstar Funds. For shareholders, the proposed consolidation would provide several benefits:

      . A larger group of funds with a wider spectrum of investment styles to choose from
      . Enhanced research capabilities thanks to pooled resources
      . Investors would need to look to only one name when searching for information on their investments--Firstar Funds

If approved by shareholders of the fund families involved, the reorganization is scheduled to take place over the next few months. Under the proposed plan, some of the funds with similar objectives will be combined with existing Firstar Funds, while other funds will be reorganized into a Firstar fund specifically created to continue the fund under the Firstar name.

While the names may change, rest assured that each fund will continue to be expertly managed with the same disciplined approach you've come to rely on. The portfolio managers are the investment professionals from Firstar Investment Research & Management Company, L.L.C., Firstar Bank N.A.'s Capital Management department and Mississippi Valley Advisors, Inc., which have already been combined under the Firstar name.

The new Firstar Funds family will offer 32 portfolios with varying investment objectives and styles. You'll find the entire suggested lineup of funds listed in the charts featured in this brochure.

                                   [GRAPHIC]

       For more complete information about the Firstar Family of Funds, including fees and expenses, contact your financial professional, call the Firstar Funds Center at 1-800-677-FUND,
       or e-mail us at firstarfunds@firstar.com to request a prospectus.
        Read the prospectus carefully before you invest or send money.

          Firstar Funds and Firstar Stellar Funds are distributed by
                 Firstar affiliate Quasar Distributors, L.L.C.
         Mercantile Funds are distributed by BISYS Fund Services, Inc.

                               [LOGO OF FIRSTAR]

            Not FDIC Insured    No Bank Guarantee    May Lose Value

                               [LOGO OF FIRSTAR]

Firstar Funds

Proposed fund combinations

The following chart lists all Mercantile, Firstar Stellar (Stellar) and Firstar fund names, and the new corresponding name under the Firstar Funds family. Names of funds that would retain their original name have also been included.


 .     Equity
------------------------------------------------------------------------------------------------------------------------------------
                                           combines with                            to create
------------------------------------------------------------------------------------------------------------------------------------
      Mercantile Growth Equity             Firstar Growth                           Firstar Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
      Mercantile Growth & Income Equity    Firstar Growth and Income                Firstar Growth & Income
------------------------------------------------------------------------------------------------------------------------------------
      Mercantile Equity Index              Firstar Equity Index                     Firstar Equity Index
------------------------------------------------------------------------------------------------------------------------------------
      Stellar Capital Appreciation         Firstar MidCap Index                     Firstar MidCap Index
------------------------------------------------------------------------------------------------------------------------------------
      Firstar Emerging Growth              Mercantile Small Cap Equity              Firstar Small Cap Core Equity


 .     Balanced
------------------------------------------------------------------------------------------------------------------------------------
                                           combines with                            to create
------------------------------------------------------------------------------------------------------------------------------------
      Stellar Fund                         Firstar Balanced Income                  Firstar Balanced Income
------------------------------------------------------------------------------------------------------------------------------------
      Mercantile Balanced                  Firstar Balanced Growth                  Firstar Balanced Growth


 .     International
------------------------------------------------------------------------------------------------------------------------------------
                                           combines with                            to create
------------------------------------------------------------------------------------------------------------------------------------
      Firstar Core International           Mercantile International Equity          Firstar International Growth


 .     Taxable bond
------------------------------------------------------------------------------------------------------------------------------------
                                           combines with                            to create
------------------------------------------------------------------------------------------------------------------------------------
      Mercantile Bond Index                Mercantile Government & Corp. Bond       Firstar Aggregate Bond
------------------------------------------------------------------------------------------------------------------------------------
      Mercantile Interm. Corp. Bond        Firstar Intermediate Bond Market         Firstar Intermediate Bond
------------------------------------------------------------------------------------------------------------------------------------
      Stellar U.S. Government Income       Mercantile U.S. Government Securities    Firstar U.S. Government Securities


 .     Tax-exempt bond
------------------------------------------------------------------------------------------------------------------------------------
                                           combines with                            to create
------------------------------------------------------------------------------------------------------------------------------------
      Stellar Insured Tax-Free Bond        Mercantile National Municipal Bond       Firstar National Municipal Bond
------------------------------------------------------------------------------------------------------------------------------------
      Mercantile Short-Interm. Muni.       Firstar Tax-Exempt Intermediate Bond     Firstar Tax-Exempt Intermediate Bond


 .     Money market
------------------------------------------------------------------------------------------------------------------------------------
                                           combine(s) with                          to create
------------------------------------------------------------------------------------------------------------------------------------
      Stellar Treasury and
      Mercantile Treasury Money Market     Firstar U.S. Treasury Money Market       Firstar U.S. Treasury Money Market
------------------------------------------------------------------------------------------------------------------------------------
      Stellar Tax-Free Money Market and
      Mercantile Tax-Exempt Money Market   Firstar Tax-Exempt Money Market          Firstar Tax-Exempt Money Market
------------------------------------------------------------------------------------------------------------------------------------
      Mercantile Money Market              Firstar Money Market                     Firstar Money Market

                                                                    Current name
                                                                    ------------
                                                                      New name
                                                                    ------------

The funds listed below are either existing Firstar funds that would not be combined with any other portfolios, or Mercantile or Stellar funds that would be reorganized into new Firstar funds, which would continue the Mercantile or Stellar funds' operations. Also listed are funds that would simply adopt a new Firstar name.

Stellar Relative Value
--------------------------------------------------------------------------------
 . Firstar Relative Value
--------------------------------------------------------------------------------

Stellar Growth Equity
--------------------------------------------------------------------------------
 . Firstar Large Cap Growth
--------------------------------------------------------------------------------

Stellar Science & Technology
--------------------------------------------------------------------------------
 . Firstar Science & Technology
--------------------------------------------------------------------------------

Stellar International Equity
--------------------------------------------------------------------------------
 . Firstar Global Equity
--------------------------------------------------------------------------------

Stellar Strategic Income
--------------------------------------------------------------------------------
 . Firstar Strategic Income
--------------------------------------------------------------------------------

Stellar Ohio Tax-Free Money Market
--------------------------------------------------------------------------------
 . Firstar Ohio Tax-Exempt Money Market
--------------------------------------------------------------------------------

Mercantile Small Cap Equity Index
--------------------------------------------------------------------------------
 . Firstar Small Cap Index
--------------------------------------------------------------------------------

Mercantile Equity Income
--------------------------------------------------------------------------------
 . Firstar Equity Income
--------------------------------------------------------------------------------

Mercantile Missouri Tax-Exempt Bond
--------------------------------------------------------------------------------
 . Firstar Missouri Tax-Exempt Bond
--------------------------------------------------------------------------------

Firstar MicroCap
--------------------------------------------------------------------------------
 . no name change
--------------------------------------------------------------------------------

Firstar International Equity
--------------------------------------------------------------------------------
 . Firstar International Value
--------------------------------------------------------------------------------

Firstar Bond IMMDEX(TM)
--------------------------------------------------------------------------------
 . no name change
--------------------------------------------------------------------------------

Firstar Short-Term Bond Market
--------------------------------------------------------------------------------
 . Firstar Short Term Bond
--------------------------------------------------------------------------------

Firstar Special Growth
--------------------------------------------------------------------------------
 . Firstar MidCap Core Equity
--------------------------------------------------------------------------------

Firstar Institutional Money Market
--------------------------------------------------------------------------------
 . no name change
--------------------------------------------------------------------------------

Firstar U.S. Government Money Market
--------------------------------------------------------------------------------
 . no name change
--------------------------------------------------------------------------------